Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of June 30,:

	2024	2023
Accruals for operating expenses	$78,473	$12,019
Bonus payable	30,856	33,339
Other payables	5,798	6,474
Total	$115,127	$51,832